Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Basis of Preparation	Basis of preparation
Compliance with IFRS
The financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) .
The Financial Statements were authorized for issue on September 9, 2024 by the directors of the Company.
Functional and presentation currency
The functional currency of Vast is Australian dollars (“AUD”) being the primary economic environment in which it operates.
The presentation currency of Vast is United States (“US” or “$”) dollars.
In accordance with IAS 21 The effects of change in foreign exchange rates, the financial statements for all years and periods presented have been translated into the presentation currency using the procedures outlined below:
•The consolidated statements of profit or loss and comprehensive income and statement of cash flows for each year have been translated into US dollars using average foreign currency rates prevailing for the relevant period.
•All assets and liabilities in the consolidated statements of financial position have been translated into US dollars at the exchange rate prevailing at each relevant reporting date.
•The equity section of the consolidated statements of financial position has been translated into US dollars using historical rates i.e. translated using the rates of exchange in effect as of the dates of the various capital transactions.
•All resulting exchange differences arising from the translation are included in other comprehensive income.
•Loss per share has also been restated to US dollars to reflect the presentation currency.
The year-end exchange rate used was A$/US$ 1:0.6620,1:0.6630 and 1:0.6889 as of June 30, 2024, June 30, 2023, and June 30, 2022 respectively.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.
Foreign currency translation reserve
Exchange differences arising on performing the above translation procedures are recognised in other comprehensive income and accumulated in a separate reserve within equity referred as foreign currency translation reserve. Differences arising on settlement or translation of monetary items are recognised in profit or loss.
Historical cost convention
The consolidated financial statements have been prepared on the basis of historical cost, as explained in the accounting policies below. Historical cost is generally based on the fair values of the consideration given in exchange for goods and services.

Revenue recognition	Revenue recognition
Revenue is recognised at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring goods to a customer. For each contract with a customer, the Company:
•identifies the contract with a customer;
•identifies the performance obligations in the contract;
•determines the transaction price;
•allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good to be delivered;
•and recognises revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods promised.
Variable consideration within the transaction price, if any, reflects concessions provided to the customer such as discounts, rebates and refunds, any potential bonuses receivable from the customer and any other contingent events. Such estimates are determined using either the ‘expected value’ or ‘most likely amount’ method. The measurement of variable consideration is subject to a constraining principle whereby revenue will only be recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur. The measurement constraint continues until the uncertainty associated with the variable consideration is subsequently resolved. Amounts received that are subject to the constraining principle are initially recognised as deferred revenue in the form of a separate refund liability.
Please refer to Note 3 – Revenue from Customers for further information on the accounting of the Company’s revenue from contract with customers.
All revenue is stated net of the amount of goods and services tax (GST).
Consulting fees
Revenue from consulting fees in relate to the design, engineering and project management services for a solar facility owned by Commonwealth Scientific and Industrial Research Organisation (CSIRO), and is recognised based on the actual services provided to them at the end of the reporting period as a proportion of the total services to be provided. Revenue is recognised over time as the customer receives and uses the benefits from consulting services simultaneously. This is determined based on the actual labour hours spent relative to the total expected labour hours for each project or contract.
Estimates of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenue or costs are reflected in profit or loss in the period in which the circumstances that give rise to the change become known by management.
In the case of fixed-price contracts, the customer pays the fixed amount based on a payment schedule. If the services rendered by Vast exceed the payment, a contract asset is recognised. If the payments exceed the services rendered, a contract liability is recognised.
Margin fees
In relation to the facility mentioned above, Vast is charging a margin fee in the form of 10% administration and handling fee for the procurement of equipment, components, and materials on behalf of CSIRO. The Company recognises revenue from procurement service at a point in time when goods are acquired and are presented net of relevant gross receipts and gross payments.

Government grants	Government grants
Vast recognises grant income from the contributions received from the government which is measured at the fair value of the consideration received or receivable.
Government grants are not recognised until there is reasonable assurance that Vast will comply with the conditions attaching to them and that the grants will be received.
Government grants related to income are presented on a gross basis and are recognised in profit or loss on a systematic basis over the periods in which Vast recognises as expenses the related costs which the grants are intended to compensate.
Investment allowances and similar tax incentives
Vast is entitled to qualifying expenditure under the Research and Development Tax Incentive regime in the form of future tax offsets or income. Vast carries forward such allowances as tax credits or income for the period in which the related research and development (R&D) expenses are in accordance with IAS 12 or IAS 20 respectively.

For the twelve months ended June 30, 2023 the Company received a cash refund in respect of its eligible R&D expenditure and accounted for the grant in accordance with IAS 20. Due to the fact that the Company no longer meets the aggregated turnover thresholds as defined by the Australian Taxation Office, the Company is entitled to non-refundable future tax offsets for qualifying R&D expenditure, and accounted for them in accordance with IAS 12 for the twelve months ended June 30, 2024.
Specifically, government grants whose primary condition is that Vast should purchase, construct, or otherwise acquire non-current assets (including property, plant and equipment) are recognised as deferred income in the consolidated statements of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets
Please refer to Note 4 – Grant Revenue for further information accounting for government grants.

Finance income	Finance income
Finance income from a financial asset is recognised when it is probable that the economic benefits will flow to Vast and the amount of revenue can be measured reliably. Finance income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

Segment reporting	Segment reporting
The Company operates as one operating segment. The Board, who are the chief operating decision maker (CODM), reviews the financial information on a consolidated basis for the purpose of allocating resources and assessing performance.

Employee benefits	Employee benefits
(i)Short term obligations
Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the consolidated statements of financial position.
(ii)Other long term employee benefit obligations
Vast also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period.
The obligation is presented as non-current liabilities under provisions for employee benefits in the consolidated statements of financial position.
(iii)Share-based payment arrangement
The grant-date fair value of equity-settled share-based payment arrangements granted to employees with non-vesting conditions is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The Management Equity Plan shares did not have any vesting conditions, the excess of the grant date fair value of the shares and the amount paid by the employees was therefore recognised as share-based payment expense in full at the time of the grant of the shares.

Taxation	Taxation
Current tax
The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the consolidated statements of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Vast’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period. These are recognised in profit or loss, except when it relates to items that are recognised in other comprehensive income or directly in equity, in which case the current tax is also recognised in other comprehensive income or directly in equity, respectively.
Where current tax arises from the initial accounting for a Capital Reorganization, the tax effect is included in the accounting for the Capital Reorganization.

Taxation, deferred
Deferred Income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a Capital Reorganization that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realised, or the deferred income tax liability is settled.
Deferred tax assets are recognised only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.
Current and deferred tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less which are convertible to a known amount of cash and subject to an insignificant risk of change in value, and bank overdrafts.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.
Depreciation is recognised so as to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Depreciation rates and methods shall be reviewed at least annually and, where changed, shall be accounted for as a change in accounting estimate. Where depreciation rates or methods are changed, the net written down value of the asset is depreciated from the date of the change in accordance with the new depreciation rate or method. Depreciation recognised in prior financial years shall not be changed, that is, the change in depreciation rate or method shall be accounted for on a ‘prospective ‘basis.
The depreciation rates used for each class of depreciable assets are:

Class of Property, plant and equipment	Depreciation rate
Office equipment	10 – 50%
An item of property, plant and equipment is derecognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised in profit or loss.

Impairment of assets
Impairment of assets
At the end of each reporting period, Vast reviews the carrying amounts of its tangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, Vast estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.
When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Provisions	Provisions
Provisions are recognised when Vast has a present obligation (legal or constructive) as a result of a past event, it is probable that Vast will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognised as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.

Financial instruments	Financial instruments
Financial assets and financial liabilities are recognised when Vast becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.
For assets and liabilities that are recognised at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognised immediately in profit or loss.
All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.
All recognised financial assets are measured subsequently in their entirety at amortised cost.
Classification of financial assets
Debt instruments that meet the following conditions are measured subsequently at amortised cost:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Vast’s financial assets at amortised cost includes trade receivables.
Amortised cost and effective interest method
The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.
Impairment of financial assets
Vast always recognises lifetime expected credit losses (ECL) for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on Vast’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
Derecognition of financial assets
Vast derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognised in other comprehensive income and accumulated in equity is recognised in profit or loss.
Financial liabilities and equities
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the entity are recognised at the proceeds received, net of direct issue costs.
Derivative financial instruments
Derivatives are recognised initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognised in profit or loss immediately.
Embedded derivatives
An embedded derivative is a component of a hybrid contract that also includes a non-derivative host — with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative.
Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at fair value through profit or loss (FVTPL). Further, such derivatives are initially recognised at fair value and the residual amount is the initial carrying value of the host contract liability.
An embedded derivative is presented as a non-current asset or non-current liability if the remaining maturity of the hybrid instrument to which the embedded derivative relates is more than 12 months and is not expected to be realised or settled within 12 months.
Other financial liabilities
Other financial liabilities, including borrowings and trade and other payables, are initially measured at fair value, net of transaction costs. Trade and other payables are recognised and are accrued at year end. Other financial liabilities such as interest-bearing loans and borrowings are subsequently measured at amortised cost using the effective interest method, with interest expense recognised on an effective yield basis.
The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.
Modification of financial liabilities:
When the contractual terms of a financial liability are substantially modified, it is accounted for as an extinguishment of the original debt instrument and the recognition of a new financial liability. Quantitatively, a modification to the terms of a financial liability is substantial if the net present value of the cash flows under the modified terms, including any fees paid net of any fees received, is at least 10 percent different from the net present value of the remaining cash flows of the liability prior to the modification, both discounted at the original effective interest rate.
The new debt instrument is recorded at fair value and any difference from the carrying amount of the extinguished liability, including any non-cash consideration transferred, is recorded in profit or loss.
If a modification to the terms of a financial liability is not substantial, then the amortised cost of the liability is recalculated as the present value of the estimated future contractual cash flows, discounted at the original effective interest rate. The resulting gains or losses are recognised in profit or loss. Any costs or fees incurred adjust the carrying amount of the modified financial liability and are amortised over its term.
Where the counterparty is a shareholder and changes to terms and conditions were not made to reflect changes in market conditions, the resulting gain or loss from the modification or extinguishment is recognised as a contribution from/distribution to shareholders directly in equity.
Derecognition of financial liabilities
Vast derecognises financial liabilities when, and only when, Vast’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in the consolidated statements of profit or loss and other comprehensive income.
Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

Goods and Services Tax	Goods and Services Tax
Revenues, expenses and assets are recognised net of the amount of goods and services tax (GST), except where the amount of GST incurred is not recoverable from the taxation authority, it is recognised as part of the cost of acquisition of an asset or as part of an item of expense.
The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables. This is calculated on a cash-settled basis and then accrued for a year end.
Cash flows are included in the cash flow statement on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified within operating cash flows.

Leases	Leases
Vast as lessee
Vast assesses whether a contract is or contains a lease, at inception of the contract. Vast recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, Vast recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease, if this rate cannot be readily determined, the lessee uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments (including in substance fixed payments), less any lease incentives receivable;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•the amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease
The lease liability is presented as a separate line in the consolidated statements of financial position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
Vast remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
•the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used)
•a lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that Vast expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. The right-of-use assets are presented as a separate line in the consolidated statements of financial position.

Application of new and revised Accounting Standards	Application of new and revised Accounting Standards
(i)New standards and amendments — applicable July 1, 2023
In the current year, Vast has applied a number of amendments to Accounting Standards and Interpretations issued by the International Financial Reporting Standards (IFRS) that are effective for an annual period that begins on or after July 1, 2023. Unless otherwise stated below, their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Title	Key requirements	Effective date for reporting periods beginning after
IFRS 17, 'Insurance contracts' as amended in December 2021
IFRS 17 Insurance Contracts is a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 Insurance Contracts; IFRS
17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entity that issues them, as well as certain guarantees and financial instruments with discretionary participation features.

The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is more useful and consistent for insurers,covering all relevant accounting aspects. IFRS 17 is based on a general model, supplemented by:
• A specific adaptation for contracts with direct participation features (the variable fee approach)
• A simplified approach (the premium allocation approach) mainly for short-duration contracts

The new standard had no impact on Vast’s consolidated financial statements.
January 1, 2023
(ii)Forthcoming requirements
The following standards and interpretations apply for the first time to financial reporting periods commencing on or after December 31, 2023. The Company does not plan to adopt these standards early. Application is not expected to result in material changes to Vast’s future financial reports, however the quantitative effects of adopting these standards has not yet been determined.

Title	Key requirements	Effective date
Lack of exchangeability – Amendments to IAS 21
The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should
determine a spot exchange rate when exchangeability is
lacking.
A currency is considered to be exchangeable into another
currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative
delay and through a market or exchange mechanism in which
an exchange transaction would create enforceable rights and
obligations.
If a currency is not exchangeable into another currency, an
entity is required to estimate the spot exchange rate at the measurement date. An entity’s objective in estimating the
spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement
date between market participants under prevailing economic
conditions. The amendments note that an entity can use an
observable exchange rate without adjustment or another
estimation technique.
January 1, 2025

Disclosures: Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
The amendments specify disclosure requirements to enhance
the current requirements, which are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The amendments require an entity to provide information
about the impact of supplier finance arrangements on liabilities and cash flows, including terms and conditions of those
arrangements, quantitative information on liabilities related to those arrangements as at the beginning and end of the
reporting period and the type and effect of non-cash changes in the carrying amounts of those arrangements. The information
on those arrangements is required to be aggregated unless
the individual arrangements have dissimilar or unique terms
and conditions. In the context of quantitative liquidity risk disclosures required by IFRS 7, supplier finance arrangements are included as an example of other factors that might be
relevant to disclose.
The adoption of this amendment is expected to have no effect for Vast.
January 1, 2024

Lease Liability in a Sale and Leaseback – (Amendments to IFRS 16)
The amendment clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.
The adoption of this amendment is expected to have no effect for Vast..
January 1, 2024

Title	Key requirements	Effective date
Classification of Liabilities as Current or Non-current – Amendments to IAS 1
The amendment of of IAS 1 specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
• What is meant by a right to defer settlement
• That a right to defer must exist at the end of the reporting period
• That classification is unaffected by the likelihood that an entity will exercise its deferral right
• That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
In addition, a requirement has been introduced whereby an entity must disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.

The adoption of this amendment is expected to have no effect for Vast..
January 1, 2024

Non-current Liabilities with Covenants – (Amendments to IAS 1)
The amendment clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.
The adoption of this amendment is expected to have no effect for Vast.
January 1, 2024

International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules and include:
• A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
• Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.
Vast was not impacted by the Pillar Two rules given the consolidated revenue threshold was not met and therefore no specific disclosures have been included in these financial statements.
January 1, 2023

Title	Key requirements	Effective date

Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28
The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.
The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).
Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.
n/a**
______________________________________________________________
**In December 2015 the IASB decided to defer the application date of this amendment until such time as the IASB has finalised its research project on the equity method.

Critical accounting judgements and key sources of estimation uncertainty and errors	Critical accounting judgments and key sources of estimation uncertainty and errors
In the application of Vast’s accounting policies, which are described above, the directors of Vast are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Key sources of estimation uncertainty
Effective interest rate on convertible notes
Effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability to the amortised cost of a financial liability. In calculating interest expense, the effective interest rate is applied by Vast to the amortised cost of the liability.
Useful lives and impairment of property, plant and equipment
As described at (j) above, Vast reviews the estimated useful lives of property, plant and equipment at the end of each reporting period and the carrying amounts to determine whether there is any indication an impairment loss is required.
Deferred consideration
The deferred consideration is dependent on a particular joint venture achieving agreed project milestones. In the case of the joint venture of SiliconAurora Pty Limited (“SiliconAurora”) various project milestones are expected to be met and as such Vast expects that payment will be required before the end of June 30, 2025. The fair value of the deferred consideration was calculated using an annual discount rate of 6.19%. Refer to Note 14 – Interest in other entities for further details.
Employee entitlements
Vast’s employee entitlements are calculated based on estimates in future increases in wages and salaries, future on cost rates, and experience of employee departures and period of service. Vast reviews these estimates in each reporting period.
Recovery of deferred tax assets
Deferred tax assets are recognised for deductible temporary differences only if Vast considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses.
Incremental borrowing rate
Where the interest rate implicit in a lease cannot be readily determined, an incremental borrowing rate is estimated to discount future lease payments to measure the present value of the lease liability at the lease commencement date. Such a rate is based on what Vast’s estimates it would have to pay a third party to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset, with similar terms, security and economic environment.
Lease term
The lease term is a significant component in the measurement of both the right-of-use asset and lease liability. Judgement is exercised in determining whether there is reasonable certainty that an option to extend the lease or purchase the underlying asset will be exercised, or an option to terminate the lease will not be exercised, when ascertaining the periods to be included in the lease term. In determining the lease term, all facts and circumstances that create an economical incentive to exercise an extension option, or not to exercise a termination option, are considered at the lease commencement date. Factors considered may include the importance of the asset to Vast’s operations; comparison of terms and conditions to prevailing market rates; incurrence of significant penalties; existence of significant leasehold improvements; and the costs and disruption to replace the asset. Vast reassesses whether it is reasonably certain to exercise an extension option, or not exercise a termination option, if there is a significant event or significant change in circumstances.

Principles of consolidation	Principles of consolidation
The consolidated financial statements incorporate the financial statements of Vast and entities controlled by the Company (i.e. its subsidiaries) up to the reporting date.
Control is achieved when the Company:
•Has the power over the investee
•Is exposed, or has rights, to variable returns from its involvements with the investee
•Has the ability to use its power to affects its returns
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When Vast has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. Vast considers all relevant facts and circumstances in assessing whether or not Vast’s voting rights in an investee are sufficient to give it power, including:
•The size of Vast’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•Potential voting rights held by Vast, other vote holders or other parties
•Rights arising from other contractual arrangements
•Any additional facts and circumstances that indicate that Vast has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries	Subsidiaries
Subsidiaries are all entities (including structured entities) over which Vast has control as outlined above. Subsidiaries are fully consolidated from the date on which control is transferred to Vast. They are deconsolidated from the date that control ceases.
Inter-company transactions, balances and unrealised gains on transactions between companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by Vast.

Joint arrangements	Joint arrangements
Under IFRS 11 Joint Arrangements, investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

Contributed equity	Contributed equity
Ordinary shares with voting rights are classified as issued capital within equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Dividends
Provision is made for the amount of any dividend declared, being appropriately authorised and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.

Earnings/Loss per share	Earnings/Loss per share
(i)Basic earnings/loss per share
Basic earnings per share is calculated by dividing
•the profit/loss attributable to owners of Vast, excluding any costs of servicing equity other than ordinary shares;
•by the weighted average number of ordinary shares outstanding during the financial year
(ii)Diluted earnings/loss per share
Diluted earnings per share adjusts the amounts used in the determination of basic earnings per share to take into account the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares, such as convertible notes.